Technology and content expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Technology and content expense	$ 55,252	$ 39,197	$ 31,781
Percentual increase in expenses (as a percent)	41.00%
Technology and content expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff Costs - Technology and content	$ 26,806	16,355	15,125
Technology license and maintenance expenses	28,446	22,842	16,656
Technology and content expense	$ 55,252	$ 39,197	$ 31,781